Cash and Cash Equivalents (Details 1) ₪ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure Of Currencies In Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 4,455		$ 3,255		$ 3,289	$ 2,019
U.S. dollars [Member]
Disclosure Of Currencies In Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 4,356		$ 3,168
NIS (not linked to the Israeli CPI) [Member]
Disclosure Of Currencies In Cash And Cash Equivalents [Line Items]
Cash and cash equivalents | ₪		₪ 99		₪ 87